COLUMBIA FUNDS SERIES TRUST I

Registration Nos. 2-99356; 811-04367

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Columbia Funds Series Trust I (the “Trust”) that the forms of prospectuses for Columbia Greater China Fund , Columbia Federal Securities Fund, Columbia International Stock Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Growth Fund I, Columbia Strategic Investor Fund, and Columbia Technology Fund, as well as the Class T and Class Z prospectuses for Columbia Mid Cap Growth Fund, that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the prospectuses for the aforementioned funds, as were contained in Post-Effective Amendment No. 67 under the 1933 Act and Amendment No. 68 under the 1940 Act, the text of which was filed electronically on December 31, 2007.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 4th day of January, 2008.

COLUMBIA FUNDS SERIES TRUST I

/s/ PETER T. FARIEL
Peter T. Fariel
Assistant Secretary